FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2021
	Fair value measurements
	using input type
	Level 2	Total
Marketable securities	$89,976	$89,976
Financial assets related to foreign currency derivative hedging contracts	812	812

Total financial net assets as of December 31, 2021	$90,788	$90,788

	December 31, 2020
	Fair value measurements
	using input type
	Level 2	Total
Marketable securities	$55,344	$55,344
Financial assets related to foreign currency derivative hedging contracts	1,489	1,489

Total financial net assets as of December 31, 2020	$56,833	$56,833